PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 252,679		¥ 263,320
Less: accumulated depreciation	(188,445)		(197,256)
Property and equipment, net	64,234	$ 8,839	66,064
Furniture
Property, Plant and Equipment [Line Items]
Total property and equipment	17,173		18,277
Office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	163,553		164,261
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 71,953		¥ 80,782